EQUITY BASED COMPENSATION - Schedule of the Fair Value Of The Options Granted Was Measured Using the Black-Scholes Option Pricing Model With the Following Weighted Average Inputs (Details) - $ / shares
	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in cad per share)	$ 15.17
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in cad per share)	16.45
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in cad per share)	$ 22.45
Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years	5 years	5 years	5 years
Expected volatility	90.00%
Expected volatility minimum		85.00%	80.00%	98.00%
Expected volatility maximum		90.00%	90.00%	120.00%
Risk-free interest rate	2.60%
Risk-free interest rate minimum		2.80%	3.00%	248.00%
Risk-free interest rate maximum		3.80%	3.96%	300.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Galaxy Digital Holdings, LP | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in cad per share)		$ 12.41	$ 4.77	$ 4.83
Exercise price (in cad per share)		10.00	4.19	5.39
Galaxy Digital Holdings, LP | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in cad per share)		27.45	7.43	20.40
Exercise price (in cad per share)		$ 37.38	$ 8.06	$ 21.30